RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Accrued Compensation

		William	Jerome
	Total	Delgado	Gomolski
Balance December 31, 2021	$90,834	$50,000	$90,834
Q1-Q3 2022 Salary	225,000	202,838	45,000
Payments, Q1-Q3	(215,337)	(252,838)	(25,000)
Balance September 30, 2022	$100,497	$0	$110,834

		William	Jerome
	Total	Delgado	Gomolski
Balance 12/31/2020	$142,315	$64,481	$77,834

2021 Salary	288,000	240,000	48,000
Payments	(339,481)	(304,481)	(35,000)

Balance 12/31/2021	$90,834	$—	$90,834

Schedule of account payable

	September30,	December 31,
	2022	2021
RLT Consulting	$21,591	$21,591
Jerry Gomolski	25,000	25,000
Charter 804CS	20,099	20,099
Gary Gray	12,000	12,000
	$78,690	$78,690

	December 31,	December 31,
	2021	2020
RLT Consulting	$21,591	$21,591
Jerry Gomolski	22,980	22,980
Charter 804CS	20,099	20,099
Gary Gray	12,000	12,000
Compensation owed to related parties	$78,690	$78,690